CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Installment loans, measured at fair value	¥ 129,959	¥ 197,041
Investment in securities, measured at fair value	35,696	25,386
Available-for-sale debt securities, amortized Cost	3,015,940	2,488,858
Available-for-sale debt securities, allowance for credit losses	(634)	(144)
Other assets, measured at fair value	2,786	4,676
Policy liabilities and policy account balances, measured at fair value	¥ 167,207	¥ 163,734
Common stock, authorized	2,590,000,000	2,590,000,000
Common stock, shares issued	1,214,961,054	1,234,849,342
Treasury stock, shares	63,475,848	64,543,473
Officer's Compensation Board Incentive Plan
Treasury stock, shares	2,727,686	2,800,866